Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
April 30, 2025
MCV-NPRT1-0625
1.800359.121
Common Stocks - 100.1%
	Shares	Value ($)
CANADA - 1.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cenovus Energy Inc (United States)	607,693	7,152,547
MEG Energy Corp	367,300	5,152,750
		12,305,297
Materials - 0.8%
Chemicals - 0.4%
Methanex Corp (United States)	212,900	6,661,641
Paper & Forest Products - 0.4%
Interfor Corp (a)	698,300	6,726,697
TOTAL MATERIALS		13,388,338

TOTAL CANADA		25,693,635
GERMANY - 0.8%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	47,300	4,926,295
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	105,600	8,150,597
TOTAL GERMANY		13,076,892
IRELAND - 0.4%
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	66,000	6,996,000
SPAIN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (b)(c)	232,937	9,426,808
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	277,700	7,822,809
UNITED STATES - 95.6%
Communication Services - 0.9%
Media - 0.9%
Liberty Broadband Corp Class C (a)	84,900	7,674,111
Nexstar Media Group Inc	45,958	6,878,074
		14,552,185
Consumer Discretionary - 8.4%
Automobile Components - 0.5%
Patrick Industries Inc	106,900	8,229,162
Diversified Consumer Services - 1.3%
Laureate Education Inc (a)	639,752	12,839,823
Service Corp International/US	111,500	8,908,850
		21,748,673
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (a)	232,800	7,829,064
Household Durables - 1.6%
KB Home	143,700	7,764,111
Somnigroup International Inc	145,457	8,881,604
TopBuild Corp (a)	33,200	9,819,232
		26,464,947
Leisure Products - 0.5%
Hasbro Inc	134,900	8,350,310
Specialty Retail - 2.6%
Academy Sports & Outdoors Inc	109,900	4,141,032
Gap Inc/The	415,700	9,103,830
Lithia Motors Inc Class A	26,071	7,632,546
Penske Automotive Group Inc	44,000	6,849,480
Signet Jewelers Ltd (d)	138,600	8,218,980
Upbound Group Inc	365,543	7,274,306
		43,220,174
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	374,500	5,632,480
Crocs Inc (a)	98,500	9,497,370
PVH Corp	145,400	10,029,692
		25,159,542
TOTAL CONSUMER DISCRETIONARY		141,001,872

Consumer Staples - 7.0%
Beverages - 2.1%
Coca-Cola Consolidated Inc	9,300	12,609,033
Constellation Brands Inc Class A	56,800	10,652,272
Keurig Dr Pepper Inc	193,900	6,707,001
Primo Brands Corp Class A	172,500	5,635,575
		35,603,881
Consumer Staples Distribution & Retail - 2.6%
Albertsons Cos Inc Class A	250,900	5,514,782
Dollar Tree Inc (a)	124,000	10,139,480
Grocery Outlet Holding Corp (a)(d)	484,800	8,139,792
US Foods Holding Corp (a)	297,268	19,518,617
		43,312,671
Food Products - 2.0%
Bunge Global SA	248,892	19,592,778
Darling Ingredients Inc (a)	226,000	7,274,940
JM Smucker Co	57,200	6,650,644
		33,518,362
Tobacco - 0.3%
Philip Morris International Inc	26,500	4,541,040
TOTAL CONSUMER STAPLES		116,975,954

Energy - 4.5%
Energy Equipment & Services - 0.4%
Weatherford International PLC	149,900	6,205,860
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy Inc	70,900	16,385,699
Core Natural Resources Inc	49,500	3,574,395
Energy Transfer LP	977,100	16,161,234
Ovintiv Inc	251,200	8,435,296
Phillips 66	122,200	12,716,132
Targa Resources Corp	67,610	11,554,549
		68,827,305
TOTAL ENERGY		75,033,165

Financials - 17.5%
Banks - 3.6%
East West Bancorp Inc	103,924	8,890,698
First Citizens BancShares Inc/NC Class A	7,900	14,055,206
M&T Bank Corp	108,456	18,411,491
Webster Financial Corp	169,300	8,007,890
Western Alliance Bancorp	148,900	10,379,819
		59,745,104
Capital Markets - 2.6%
BGC Group Inc Class A	898,000	8,135,880
Charles Schwab Corp/The	81,300	6,617,819
Raymond James Financial Inc	76,113	10,430,526
State Street Corp	211,200	18,606,720
		43,790,945
Consumer Finance - 3.9%
Ally Financial Inc	296,800	9,693,488
Discover Financial Services	100,500	18,358,335
FirstCash Holdings Inc	51,700	6,925,732
OneMain Holdings Inc	254,155	11,963,076
SLM Corp	645,068	18,648,916
		65,589,547
Financial Services - 3.2%
Apollo Global Management Inc	91,873	12,538,827
Block Inc Class A (a)	81,200	4,747,764
Corebridge Financial Inc	339,092	10,047,296
NCR Atleos Corp (a)	180,400	5,036,768
PennyMac Financial Services Inc	148,200	14,440,608
Voya Financial Inc	104,100	6,162,720
		52,973,983
Insurance - 4.2%
American Financial Group Inc/OH	106,000	13,425,960
Hartford Insurance Group Inc/The	195,058	23,927,765
Reinsurance Group of America Inc	84,700	15,865,157
The Travelers Companies, Inc.	62,700	16,560,951
		69,779,833
TOTAL FINANCIALS		291,879,412

Health Care - 6.9%
Health Care Equipment & Supplies - 1.6%
Lantheus Holdings Inc (a)(d)	74,300	7,752,462
QuidelOrtho Corp (a)(d)	325,700	9,051,203
Solventum Corp (a)	144,200	9,534,504
		26,338,169
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (a)	432,200	10,113,480
Centene Corp (a)	236,100	14,130,585
Cigna Group/The	30,000	10,201,200
CVS Health Corp	124,200	8,285,382
Henry Schein Inc (a)	140,100	9,102,297
Molina Healthcare Inc (a)	23,451	7,668,712
PACS Group Inc (a)	306,600	2,952,557
Tenet Healthcare Corp (a)	122,630	17,529,959
		79,984,172
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	57,200	8,662,368
TOTAL HEALTH CARE		114,984,709

Industrials - 17.2%
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)(d)	376,300	13,637,112
Building Products - 2.1%
Builders FirstSource Inc (a)	109,269	13,071,851
Owens Corning	70,500	10,251,405
UFP Industries Inc	115,572	11,424,292
		34,747,548
Commercial Services & Supplies - 0.8%
Brink's Co/The	85,120	7,596,109
MillerKnoll Inc	367,570	6,028,148
		13,624,257
Construction & Engineering - 1.8%
Centuri Holdings Inc (a)(d)	534,200	9,594,232
EMCOR Group Inc	29,212	11,705,248
WillScot Holdings Corp	332,900	8,362,448
		29,661,928
Electrical Equipment - 0.7%
Regal Rexnord Corp	120,169	12,718,687
Ground Transportation - 2.1%
Ryder System Inc	81,600	11,233,872
Saia Inc (a)	16,800	4,099,200
U-Haul Holding Co Class N	152,419	8,352,561
XPO Inc (a)	102,241	10,849,815
		34,535,448
Machinery - 3.4%
Allison Transmission Holdings Inc	70,200	6,475,248
Atmus Filtration Technologies Inc	234,300	8,123,181
CNH Industrial NV Class A	880,500	10,187,385
Gates Industrial Corp PLC (a)	543,900	10,290,588
Oshkosh Corp	87,800	7,354,128
PACCAR Inc	65,800	5,935,818
Terex Corp	254,800	8,968,960
		57,335,308
Professional Services - 3.0%
Amentum Holdings Inc	341,700	7,455,894
Concentrix Corp (d)	102,955	5,256,882
First Advantage Corp (a)(d)	520,100	7,333,410
Genpact Ltd	210,400	10,574,704
KBR Inc	143,000	7,551,830
SS&C Technologies Holdings Inc	163,900	12,390,840
		50,563,560
Trading Companies & Distributors - 2.5%
Core & Main Inc Class A (a)	113,000	5,952,840
GMS Inc (a)	137,200	10,051,272
Herc Holdings Inc (d)	52,000	5,690,880
Rush Enterprises Inc Class A	113,100	5,766,969
Wesco International Inc	83,412	13,592,820
		41,054,781
TOTAL INDUSTRIALS		287,878,629

Information Technology - 7.3%
Communications Equipment - 0.7%
Ciena Corp (a)	178,300	11,974,628
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics Inc (a)	73,400	8,173,824
Avnet Inc	147,100	6,912,229
Coherent Corp (a)	118,700	7,634,784
Jabil Inc	69,200	10,141,952
TD SYNNEX Corp	97,284	10,779,067
		43,641,856
IT Services - 1.4%
Amdocs Ltd	75,700	6,705,506
ASGN Inc (a)	36,408	1,834,235
EPAM Systems Inc (a)	39,400	6,182,254
Kyndryl Holdings Inc (a)	259,600	8,416,232
		23,138,227
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (a)	84,000	10,568,880
ON Semiconductor Corp (a)	283,100	11,239,070
		21,807,950
Software - 0.3%
Progress Software Corp (d)	99,000	5,936,040
Technology Hardware, Storage & Peripherals - 1.0%
Sandisk Corp/DE	39,200	1,258,712
Western Digital Corp (a)	341,700	14,986,962
		16,245,674
TOTAL INFORMATION TECHNOLOGY		122,744,375

Materials - 7.9%
Chemicals - 2.9%
Corteva Inc	254,467	15,774,410
Minerals Technologies Inc	155,300	8,011,927
Mosaic Co/The	298,200	9,065,280
Westlake Corp (d)	163,189	15,083,559
		47,935,176
Construction Materials - 1.2%
CRH PLC	130,700	12,471,394
James Hardie Industries PLC ADR (a)	359,900	8,544,026
		21,015,420
Containers & Packaging - 2.1%
Graphic Packaging Holding CO	383,100	9,696,261
International Paper Co	193,040	8,818,067
Smurfit WestRock PLC	383,900	16,131,478
		34,645,806
Metals & Mining - 1.7%
Reliance Inc	60,200	17,351,446
Steel Dynamics Inc	89,000	11,544,190
		28,895,636
TOTAL MATERIALS		132,492,038

Real Estate - 9.9%
Health Care REITs - 2.0%
American Healthcare REIT Inc (d)	419,800	13,551,144
Welltower Inc	132,268	20,182,774
		33,733,918
Industrial REITs - 1.7%
Americold Realty Trust Inc	317,400	6,138,516
Prologis Inc	135,660	13,864,452
Rexford Industrial Realty Inc	267,600	8,857,560
		28,860,528
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	837,700	6,467,044
Jones Lang LaSalle Inc (a)	53,200	12,098,212
		18,565,256
Residential REITs - 2.8%
Camden Property Trust	125,600	14,293,280
Sun Communities Inc	158,900	19,771,927
UDR Inc	316,300	13,246,644
		47,311,851
Specialized REITs - 2.3%
Iron Mountain Inc	74,300	6,662,481
Lamar Advertising Co Class A	54,600	6,214,026
Outfront Media Inc	569,792	8,620,953
Public Storage Operating Co	53,816	16,167,941
		37,665,401
TOTAL REAL ESTATE		166,136,954

Utilities - 8.1%
Electric Utilities - 5.1%
Constellation Energy Corp	26,669	5,958,921
Edison International	127,132	6,802,833
Evergy Inc	199,300	13,771,630
Eversource Energy	277,800	16,523,544
Exelon Corp	157,000	7,363,300
NRG Energy Inc	111,700	12,240,086
PG&E Corp	1,319,414	21,796,720
		84,457,034
Gas Utilities - 1.1%
UGI Corp	538,100	17,644,299
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	738,400	7,384,000
Vistra Corp	40,800	5,288,904
		12,672,904
Multi-Utilities - 1.2%
Sempra	278,000	20,647,060
TOTAL UTILITIES		135,421,297

TOTAL UNITED STATES		1,599,100,590
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (a)	832,400	11,176,356
TOTAL COMMON STOCKS (Cost $1,559,774,993)		1,673,293,090

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $68,141,903)	4.33	68,135,090	68,141,903

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $1,627,916,896)	1,741,434,993
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(69,151,780)
NET ASSETS - 100.0%	1,672,283,213

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,426,808 or 0.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,426,808 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,813,365	48,351,126	51,164,491	15,771	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	50,634,920	161,780,510	144,273,527	122,170	-	-	68,141,903	68,135,090	0.2%
Total	53,448,285	210,131,636	195,438,018	137,941	-	-	68,141,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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